Goldman Sachs International Equity ESG Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs International Equity ESG Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,040
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	633
Expense Example, with Redemption, 5 Years	1,099
Expense Example, with Redemption, 10 Years	2,387
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,165
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,734
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,291
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	289
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	$ 1,154